SCHEDULE OF INVESTMENTS
Ivy Limited-Term Bond Fund (in thousands)	JUNE 30, 2019 (UNAUDITED)

ASSET-BACKED SECURITIES	Principal	Value
American Airlines Class AA Pass Through Certificates, Series 2016-2, 3.200%, 6-15-28	$2,631	$2,651
SBA Tower Trust, Series 2016-1 (GTD by SBA Guarantor LLC and SBA Holdings LLC), 2.877%, 7-9-21 (A)	6,500	6,511

TOTAL ASSET-BACKED SECURITIES – 0.8%		$9,162

(Cost: $9,133)

CORPORATE DEBT SECURITIES
Communication Services
Cable & Satellite – 0.5%
Comcast Corp. (GTD by Comcast Cable Communications and NBCUniversal), 3.700%, 4-15-24	5,000	5,304

Integrated Telecommunication Services – 0.3%
Verizon Communications, Inc., 3.376%, 2-15-25	3,750	3,913

Wireless Telecommunication Service – 0.6%
Crown Castle Towers LLC:
3.222%, 5-15-22(A)	4,830	4,883
3.663%, 5-15-25(A)	2,050	2,127

		7,010

Total Communication Services - 1.4%		16,227

Consumer Discretionary
Automobile Manufacturers – 0.4%
Volkswagen Group of America, Inc., 3.875%, 11-13-20(A)	4,500	4,595

General Merchandise Stores – 1.1%
Dollar General Corp., 3.250%, 4-15-23	4,771	4,899
Family Dollar Stores, Inc., 5.000%, 2-1-21	8,509	8,786

		13,685

Hotels, Resorts & Cruise Lines – 0.3%
Marriott International, Inc., Series Q, 2.300%, 1-15-22	3,500	3,487

Total Consumer Discretionary - 1.8%		21,767

Consumer Staples
Brewers – 0.1%
Molson Coors Brewing Co., 2.250%, 3-15-20	1,750	1,746

Distillers & Vintners – 1.0%
Constellation Brands, Inc.:
2.250%, 11-6-20	7,000	6,988

3.200%, 2-15-23	3,500	3,577
4.750%, 11-15-24	725	798

		11,363

Drug Retail – 0.4%
CVS Health Corp.:
3.500%, 7-20-22	3,325	3,416
2.750%, 12-1-22	1,175	1,178

		4,594

Packaged Foods & Meats – 0.4%
Smithfield Foods, Inc., 2.700%, 1-31-20(A)	5,000	4,989

Tobacco – 1.0%
Altria Group, Inc. (GTD by Philip Morris USA, Inc.), 3.490%, 2-14-22	2,240	2,303
B.A.T Capital Corp., 2.297%, 8-14-20	8,965	8,944

		11,247

Total Consumer Staples - 2.9%		33,939

Energy
Oil & Gas Equipment & Services – 0.7%
Enterprise Products Operating LLC (GTD by Enterprise Products Partners L.P.):
2.800%, 2-15-21	2,500	2,517
3.500%, 2-1-22	5,000	5,131

		7,648

Oil & Gas Exploration & Production – 0.2%
Aker BP ASA, 6.000%, 7-1-22(A)	2,360	2,431

Oil & Gas Storage & Transportation – 2.5%
Enbridge, Inc., 2.900%, 7-15-22	2,913	2,955
EQT Midstream Partners L.P., 4.750%, 7-15-23	3,500	3,627
Kinder Morgan Energy Partners L.P.:
3.500%, 3-1-21	4,500	4,569
3.450%, 2-15-23	4,090	4,200
Midwest Connector Capital Co. LLC, 3.625%, 4-1-22(A)	2,000	2,049
Plains All American Pipeline L.P. and PAA Finance Corp., 3.850%, 10-15-23	6,200	6,403
Sunoco Logistics Partners Operations L.P. (GTD by Sunoco Logistics Partners L.P.), 4.400%, 4-1-21	5,700	5,866

		29,669

Total Energy - 3.4%		39,748

Financials
Consumer Finance – 3.4%
Ally Financial, Inc.:
4.125%, 3-30-20	3,396	3,429
4.125%, 2-13-22	3,750	3,844
Discover Bank:
3.100%, 6-4-20	3,025	3,039
3.350%, 2-6-23	3,650	3,734
Ford Motor Credit Co. LLC:
2.681%, 1-9-20	3,700	3,697
2.459%, 3-27-20	7,415	7,393
3.470%, 4-5-21	1,000	1,007

General Motors Financial Co., Inc. (GTD by AmeriCredit Financial Services, Inc.):
3.200%, 7-6-21	5,000	5,043
4.200%, 11-6-21	5,260	5,416
Hyundai Capital America, 2.550%, 4-3-20(A)	3,600	3,594

		40,196

Diversified Banks – 5.0%
Bank of America Corp.:
4.100%, 7-24-23	2,850	3,040
4.000%, 4-1-24	3,500	3,728
BB&T Corp., 3.050%, 6-20-22	4,900	5,007
Citizens Bank N.A., 3.250%, 2-14-22	3,250	3,312
Cooperatieve Rabobank U.A., 3.875%, 9-26-23(A)	5,000	5,272
Huntington Bancshares, Inc., 4.000%, 5-15-25	5,250	5,597
ING Groep N.V., 3.550%, 4-9-24	2,750	2,843
Korea Development Bank, 3.250%, 2-19-24	1,750	1,815
Mitsubishi UFJ Financial Group, Inc.:
3.535%, 7-26-21	3,250	3,322
2.998%, 2-22-22	2,000	2,031
Mizuho Financial Group, Inc., 2.953%, 2-28-22	4,400	4,449
Northern Trust Corp., 2.375%, 8-2-22	7,525	7,594
Synchrony Bank, 3.000%, 6-15-22	3,500	3,525
U.S. Bancorp, 5.125%, 1-15-67	8,000	8,192

		59,727

Investment Banking & Brokerage – 2.3%
E*TRADE Financial Corp., 2.950%, 8-24-22	3,515	3,548
Goldman Sachs Group, Inc. (The):
3.000%, 4-26-22	1,750	1,765
3.500%, 1-23-25	6,459	6,679
5.700%, 12-29-49	3,500	3,496
Morgan Stanley, 4.875%, 11-1-22	9,450	10,116
Morgan Stanley (3-Month U.S. LIBOR plus 110 bps), 3.622%, 5-31-23(B)	1,700	1,727

		27,331

Other Diversified Financial Services – 1.7%
Citigroup, Inc.:
2.700%, 3-30-21	4,893	4,917
3.750%, 6-16-24	4,500	4,743
JPMorgan Chase & Co.:
2.972%, 1-15-23	4,087	4,142
3.125%, 1-23-25	3,165	3,250
3.000%, 2-27-30(C)	3,390	3,348

		20,400

Property & Casualty Insurance – 0.5%
ACE INA Holdings, Inc. (GTD by ACE Ltd.), 2.300%, 11-3-20	5,500	5,501

Regional Banks – 1.3%
PNC Bank N.A., 2.550%, 12-9-21	4,000	4,032
PNC Financial Services Group, Inc. (The), 3.500%, 1-23-24	6,238	6,566
SunTrust Banks, Inc., 3.200%, 4-1-24	4,900	5,053

		15,651

Specialized Finance – 0.2%
Syngenta Finance N.V., 3.698%, 4-24-20(A)	2,250	2,266

Total Financials - 14.4%		171,072

Health Care
Biotechnology – 0.2%
Amgen, Inc., 2.200%, 5-11-20	2,625	2,620

Health Care Equipment – 0.3%
Becton Dickinson & Co., 2.894%, 6-6-22	4,100	4,152

Managed Health Care – 0.6%
Halfmoon Parent, Inc., 3.200%, 9-17-20(A)	6,900	6,962

Pharmaceuticals – 0.5%
Zoetis, Inc., 3.250%, 2-1-23	5,635	5,750

Total Health Care - 1.6%		19,484

Industrials
Aerospace & Defense – 0.5%
BAE Systems plc, 4.750%, 10-11-21(A)	2,727	2,854
Northrop Grumman Corp., 3.250%, 8-1-23	2,957	3,057

		5,911

Airlines – 1.1%
Aviation Capital Group Corp.:
6.750%, 4-6-21(A)	3,500	3,737
2.875%, 1-20-22(A)	4,000	4,028
Delta Air Lines, Inc., 3.400%, 4-19-21	4,550	4,617

		12,382

Environmental & Facilities Services – 0.2%
Waste Management, Inc. (GTD by Waste Management Holdings, Inc.), 2.400%, 5-15-23	2,305	2,312

Industrial Conglomerates – 0.4%
General Electric Capital Corp., 5.012%, 1-1-24	4,811	4,910

Total Industrials - 2.2%		25,515

Information Technology
Communications Equipment – 0.4%
L-3 Communications Corp., 3.950%, 5-28-24	4,280	4,454

IT Consulting & Other Services – 0.4%
International Business Machines Corp.:
2.800%, 5-13-21	3,500	3,541
2.850%, 5-13-22	700	712

		4,253

Semiconductors – 0.3%
Broadcom Corp. and Broadcom Cayman Finance Ltd. (GTD by Broadcom Ltd.), 2.375%, 1-15-20	3,624	3,618

Systems Software – 1.0%
CA, Inc., 5.375%, 12-1-19	8,297	8,370
Microsoft Corp., 2.875%, 2-6-24	4,000	4,143

		12,513

Total Information Technology - 2.1%		24,838

Materials
Specialty Chemicals – 0.9%
Methanex Corp., 3.250%, 12-15-19	10,632	10,643

Total Materials - 0.9%		10,643

Real Estate
Specialized REITs – 2.3%
American Tower Corp.:
5.900%, 11-1-21	7,200	7,746
2.250%, 1-15-22	3,975	3,957
3.070%, 3-15-23(A)	6,165	6,263
Crown Castle International Corp.:
2.250%, 9-1-21	3,000	2,986
4.875%, 4-15-22	3,099	3,295
5.250%, 1-15-23	2,745	2,988

		27,235

Total Real Estate - 2.3%		27,235

Utilities
Electric Utilities – 2.4%
CenterPoint Energy, Inc., 2.500%, 9-1-22	4,000	4,012
Duke Energy Carolinas LLC, 2.500%, 3-15-23	5,000	5,043
Entergy Texas, Inc., 2.550%, 6-1-21	7,225	7,215
MidAmerican Energy Co., 3.700%, 9-15-23	3,000	3,155
National Rural Utilities Cooperative Finance Corp., 2.400%, 4-25-22	4,975	5,008
Virginia Electric and Power Co., Series C, 2.750%, 3-15-23	3,940	3,994

		28,427

Total Utilities - 2.4%		28,427

TOTAL CORPORATE DEBT SECURITIES – 35.4%		$418,895

(Cost: $411,915)

MORTGAGE-BACKED SECURITIES
Commercial Mortgage-Backed Securities – 0.8%
Bear Stearns Deutsche Bank Trust, Commercial Mortgage Pass-Through Certificates, Series 2005-AFR1, Class C, 5.097%, 9-15-27(A)	2,500	2,510

JPMorgan Chase Commercial Mortgage Securities Trust, Commerical Mortage Pass-Through Certificates, Series 2014-FRR1, 4.286%, 11-27-49(A)	6,500	6,491

		9,001

TOTAL MORTGAGE-BACKED SECURITIES – 0.8%		$9,001

(Cost: $9,140)

MUNICIPAL BONDS - TAXABLE
California – 0.9%
CA Various Purp GO Bonds, 7.700%, 11-1-30	10,050	10,779

Texas – 0.8%
Dallas Independent Sch Dist, Unlimited Tax Sch Bldg Bonds, Ser 2010C, 6.450%, 2-15-35	5,650	6,024
Katy Independent Sch Dist (Fort Bend, Harris and Waller Cntys, TX), Unlimited Tax Sch Bldg Bonds, Ser 2010D, 6.349%, 2-15-41	3,140	3,218

		9,242

TOTAL MUNICIPAL BONDS - TAXABLE – 1.7%		$20,021

(Cost: $20,016)

UNITED STATES GOVERNMENT AGENCY OBLIGATIONS
Agency Obligations - 0.5%
U.S. Department of Transportation, 6.001%, 12-7-21(A)	5,670	6,208

Mortgage-Backed Obligations - 14.0%
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 185 bps), 4.281%, 8-25-25(A)(B)	6,482	6,401
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 250 bps), 4.931%, 11-25-24(A)(B)	4,309	4,320
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (1-Month U.S. LIBOR plus 255 bps), 4.981%, 6-25-27(A)(B)	2,136	2,160
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 1-Month U.S. LIBOR):
5.681%, 6-25-21(A)(B)	3,115	3,124
6.431%, 9-25-22(A)(B)	1,436	1,450
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 2-year U.S. Treasury index), 3.753%, 11-25-47(A)(B)	3,500	3,558

Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 3-year U.S. Treasury index):
5.687%, 4-25-20(A)(B)	4,950	5,044
3.506%, 7-25-22(A)(B)	3,000	3,065
4.113%, 2-25-46(A)(B)	390	398
3.743%, 7-25-46(A)(B)	3,000	3,059
3.660%, 2-25-48(A)(B)	3,745	3,803
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 5-year U.S. Treasury index):
3.599%, 11-25-23(A)(B)	1,500	1,491
3.701%, 11-25-23(A)(B)	10,900	11,248
3.701%, 11-25-23(A)(B) .	4,899	4,906
4.479%, 12-25-44(A)(B)	17,000	17,766
4.006%, 5-25-45(A)(B)	6,500	6,745
3.669%, 6-25-45(A)(B)	1,000	1,027
4.765%, 11-25-46(A)(B)	8,000	8,378
3.681%, 11-25-47(A)(B)	2,050	2,101
3.660%, 2-25-48(A)(B)	4,000	4,106
4.012%, 2-25-50(A)(B)	6,142	6,345
Federal Home Loan Mortgage Corp. Agency REMIC/CMO (Mortgage spread to 7-year U.S. Treasury index):
4.194%, 5-25-25(A)(B)	985	1,026
3.762%, 8-25-48(A)(B)	1,490	1,473
3.908%, 10-25-48(A)(B)	5,825	6,028
3.800%, 11-25-49(A)(B)	5,050	5,172
3.764%, 11-25-50(A)(B)	9,850	10,075
Federal Home Loan Mortgage Corp. Fixed Rate Participation Certificates, 5.500%, 4-1-20	15	15
Federal National Mortgage Association Agency REMIC/CMO, 2.000%, 6-25-39	9,616	9,613
Federal National Mortgage Association Fixed Rate Pass-Through Certificates:
4.478%, 12-1-19	3,237	3,234
4.646%, 7-1-20	2,091	2,123
4.381%, 6-1-21	6,843	7,069
5.500%, 2-1-22	148	150
2.000%, 10-25-41	9,861	9,769
2.000%, 12-25-42	1,126	1,122
Government National Mortgage Association Agency REMIC/CMO, 2.000%, 3-16-42	4,522	4,489
Government National Mortgage Association Fixed Rate Pass-Through Certificates, 3.500%, 4-20-34	3,710	3,789

		165,643

TOTAL UNITED STATES GOVERNMENT AGENCY OBLIGATIONS – 14.5%		$171,851

(Cost: $170,048)

UNITED STATES GOVERNMENT OBLIGATIONS
Treasury Obligations - 41.4%
U.S. Treasury Notes:
2.500%, 6-30-20	9,000	9,046
2.625%, 7-31-20	50,000	50,361
2.125%, 8-31-20	4,000	4,009
2.625%, 8-31-20	8,000	8,065
2.750%, 9-30-20	20,500	20,713
2.875%, 10-31-20	39,150	39,658
2.500%, 12-31-20	8,000	8,076
2.000%, 1-15-21	11,500	11,527
2.500%, 1-31-21	15,500	15,660
2.500%, 2-28-21	6,000	6,066
2.625%, 5-15-21	20,000	20,304
2.250%, 7-31-21	27,000	27,261
2.750%, 8-15-21	25,000	25,510
2.750%, 9-15-21	3,600	3,679
2.875%, 10-15-21	18,700	19,169
2.000%, 10-31-21	5,000	5,029
2.000%, 12-31-21	5,000	5,032
2.000%, 2-15-22	11,000	11,074
1.750%, 5-31-22	16,000	16,006
2.000%, 7-31-22	16,500	16,631
2.000%, 10-31-22	17,500	17,648
2.125%, 12-31-22	25,000	25,333
2.500%, 3-31-23	30,950	31,801
2.750%, 4-30-23	24,500	25,408
2.875%, 9-30-23	31,250	32,679
2.875%, 10-31-23	21,000	21,976
2.125%, 2-29-24	5,250	5,334
2.125%, 3-31-24	7,500	7,622

		490,677

TOTAL UNITED STATES GOVERNMENT OBLIGATIONS – 41.4%		$490,677

(Cost: $479,617)

SHORT-TERM SECURITIES
Commercial Paper(D) - 4.5%
AT&T, Inc., 2.710%, 9-27-19	14,000	13,907
Energy Transfer L.P., 2.951%, 7-1-19	23,389	23,384
Sherwin-Williams Co. (The), 2.736%, 7-1-19	6,500	6,499
Walgreens Boots Alliance, Inc., 2.584%, 7-9-19	10,000	9,992

		53,782

Master Note - 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.620%, 7-5-19(E)	3,502	3,502

TOTAL SHORT-TERM SECURITIES – 4.8%		$57,284

(Cost: $57,292)

TOTAL INVESTMENT SECURITIES – 99.4%		$1,176,891

(Cost: $1,157,161)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.6%		7,367

NET ASSETS – 100.0%		$1,184,258

Notes to Schedule of Investments

(A)

Securities were purchased pursuant to an exemption from registration available under Rule 144A under the Securities Act of 1933 and may only be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2019 the total value of these securities amounted to $202,039 or 17.1% of net assets.

(B)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Description of the reference rate and spread, if applicable, are included in the security description.
(C)	Step bond that pays an initial coupon rate for the first period and then a higher or lower coupon rate for the following periods. Interest rate disclosed is that which is in effect at June 30, 2019.
(D)	Rate shown is the yield to maturity at June 30, 2019.
(E)

Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable input such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of June 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Asset-Backed Securities	$—	$9,162	$—
Corporate Debt Securities	—	418,895	—
Mortgage-Backed Securities	—	9,001	—
Municipal Bonds	—	20,021	—
United States Government Agency Obligations	—	171,851	—
United States Government Obligations	—	490,677	—
Short-Term Securities	—	57,284	—

Total	$—	$1,176,891	$—

The following acronyms are used throughout this schedule:

CMO = Collateralized Mortgage Obligation

GTD = Guaranteed

LIBOR = London Interbank Offered Rate

REMIC = Real Estate Mortgage Investment Conduit

REIT = Real Estate Investment Trust

For Federal income tax purposes, cost of investments owned at June 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$1,157,161

Gross unrealized appreciation	20,953
Gross unrealized depreciation	(1,223)

Net unrealized appreciation	$19,730